FRANKLIN TEMPLETON

ONE FRANKLIN PARKWAY

SAN MATEO, CA 94403-1906

May 5, 2026

Filed Via EDGAR (CIK #0001022804)

Securities and Exchange Commission

100 F Street NE

Washington, DC 20549

 RE: FRANKLIN FUND ALLOCATOR SERIES

  File Nos. 333-13601 and 811-07851

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 110 to the Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on April 27, 2026.

Sincerely yours,

FRANKLIN FUND ALLOCATOR SERIES

/s/NAVID J. TOFIGH

Navid J. Tofigh

Vice President and Secretary

NJT/dm